Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Foreign Currency Translation	Accumulated During the Development Stage	Total
Beginning Balance at Aug. 22, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 22, 2005	0
Issued for cash	586	3,414	0	0	4,000
Issued for cash (Shares)	585,714
Issued for cash	243	82,757	0	0	83,000
Issued for cash (Shares)	243,071
Donated Services and Expenses	0	5,000	0	0	5,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(22,979)	(22,979)
Net Loss for the Year From Discontinued	0	0	0	(453,691)	(453,691)
Ending Balance at Dec. 31, 2005	829	91,171	0	(476,670)	(384,670)
Balance (in Shares) at Dec. 31, 2005	828,785
Donated Services and Expenses	0	15,000	0	0	15,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(110,918)	(110,918)
Net Loss for the Year From Discontinued	0	0	0	(388,517)	(388,517)
Ending Balance at Dec. 31, 2006	829	106,171	0	(976,105)	(869,105)
Balance (in Shares) at Dec. 31, 2006	828,785
Cancellation of founders shares	(586)	586	0	0	0
Cancellation of founders shares (Shares)	(585,714)
Shares issued to acquire subsidiaries	386	350,467	0	0	350,853
Shares issued to acquire subsidiaries (Shares)	385,714
Shares issued to settle debt	71	499,929	0	0	500,000
Shares issued to settle debt (Shares)	71,429
Shares issued to settle debt	15	309,486	0	0	309,501
Shares issued to settle debt (Shares)	14,738
Shares issued in a unit private placement	37	1,299,963	0	0	1,300,000
Shares issued in a unit private placement (Shares)	37,143
Shares issued in a unit debt private placement	6	199,994	0	0	200,000
Shares issued in a unit debt private placement (Shares)	5,714
Shares issued in a private placement	8	374,992	0	0	375,000
Shares issued in a private placement (Shares)	7,653
Shares issued in a unit private placement	28	499,972	0	0	500,000
Shares issued in a unit private placement (Shares)	28,571
Shares issued as a finders fee	2	29,898	0	0	30,000
Shares issued as a finders fee (Shares)	1,714
Capital raising costs	0	(30,000)	0	0	(30,000)
Capital raising costs (Shares)	0
Shares issued pursuant to a financial services contract	14	172,486	0	0	172,500
Shares issued pursuant to a financial services contract (Shares)	14,286
Shares issued in a unit private placement	36	499,964	0	0	500,000
Shares issued in a unit private placement (Shares)	35,714
Capital raising costs	0	(69,894)	0	0	(69,894)
Capital raising costs (Shares)	0
Net Loss	0	0	0	(435,720)	(435,720)
Net Loss for the Year From Discontinued	0	0	0	(1,639,214)	(1,639,214)
Ending Balance at Dec. 31, 2007	846	4,244,014	0	(3,051,039)	1,193,921
Balance (in Shares) at Dec. 31, 2007	845,747
Shares issued to settle debt	2	29,998	0	0	30,000
Shares issued to settle debt (Shares)	2,143
Net Loss	0	0	0	(1,340,475)	(1,340,475)
Net Loss for the Year From Discontinued	0	0	0	(573,932)	(573,932)
Ending Balance at Dec. 31, 2008	848	4,274,012	0	(4,965,446)	(690,586)
Balance (in Shares) at Dec. 31, 2008	847,891
Net Loss	0	0	0	(142,214)	(142,214)
Ending Balance at Dec. 31, 2009	848	4,274,012	0	(5,107,660)	(832,800)
Balance (in Shares) at Dec. 31, 2009	847,891
Shares issued to settle debt	43	149,957	0	0	150,000
Shares issued to settle debt (Shares)	42,857
Shares issued to settle debt	28	49,106	0	0	49,133
Shares issued to settle debt (Shares)	28,077
Foreign currency translation	0	0	(7,222)	0	(7,222)
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(92,369)	(92,369)
Ending Balance at Dec. 31, 2010	919	4,473,075	(7,222)	(5,200,030)	(733,258)
Balance (in Shares) at Dec. 31, 2010	918,825				918,825
Shares issued to settle debt	13,000	0	0	0	13,000
Shares issued to settle debt (Shares)	13,000,000
Foreign currency translation	0	0	3,133	0	3,133
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(110,175)	(110,175)
Ending Balance at Dec. 31, 2011	$ 13,919	$ 4,473,075	$ (4,089)	$ (5,310,205)	$ (827,300)
Balance (in Shares) at Dec. 31, 2011	13,918,825				13,918,825